INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2020
Investment In Associate
Investment in GoviEx continuity
(in thousands except share amounts)	Number of Common Shares

Balance-January 1, 2019	65,144,021	5,582
Equity share of net loss	—	(678)
Dilution gain	—	252
Deconsolidation of investment in GoviEx	—	(5,156)
Balance-December 31, 2019	$65,144,021	—